Note 10 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE
10
- COMMITMENTS AND CONTINGENCIES

Consulting Agreement

The Company had an employment agreement with its Officer/Related Party which expired on
December
31,
2015.
The employment agreement indicated a salary of
$6,489
per month plus a bonus, other healthcare benefits and was granted stock options during the year ended
December
31,
2015,
the Officer/Related Party has been granted
75,000
stock options, valued at
$64,223
using the Black-Scholes calculation of which
$53,519
was expensed in
2015.

As the agreement above expired, the Company issued a consulting agreement in its place that extended the majority of the terms of the employment agreement on a month-to-month basis. As a consultant, he is responsible for financial reporting, data compilation, and document retrieval services, reporting to the Chief Financial Officer, and to endeavor to secure non-dilutive grant funding for the Company. Prior to
January
1,
2016,
the Consultant had been granted
250,000
stock options, which are fully vested, at exercise prices of
$0.26,
$1.00,
and
$1.25
exercisable over
10
year periods which ends either
August
1,
2016
or
March
9,
2025.
The consultant will be paid
$2,000
per month for the remainder of the year ended
2016
and is eligible for bonus payments both contingent and not contingent on obtaining non-dilutive grant financing for the Company. Either party may
terminate the agreement (a) immediately at any time upon written notice to the other party in the event of a breach of the agreement by the other party which cannot be cured (i.e. breach of the confidentiality obligations) and or (b) at any time without cause upon not less than fifteen
(15)
days’ prior written notice to the other party. Upon expiration or termination, neither the Company nor Consultant will have any further obligations under the consulting agreement.

The Company has accrued
$20,600
to pay the Consultant for research and development projects during the nine
months ended
September
30,
2016
and paid
$0
during the
three
and
nine
months ended
September
30,
2015.

Consulting Agreement

PTI Canada entered into a consulting agreement with a stockholder of the Company (the “Consultant”) which expired on
December
31,
2015,
pursuant to which the Consultant is responsible for overseeing i) design and development of enzyme-linked immunosorbent assay “(ELISA”), assays for measuring TCAP, ii) evaluation of TCAP exposure biomarker assay, iii) development of pipeline peptides, and iv) development of clinically compatible formulations for TCAP, as well as all of the bench research and development of formulation and extraction methods. The agreement has been extended through
December
31,
2016
and updated accordingly. Prior to
January
1,
2016,
the Consultant had been granted
150,000
stock options which are fully vested at exercise prices of
$1.00
and
$1.25
exercisable over
10
year periods which ends either on
March
30,
2021
or on
March
1,
2025.
The Consultant is paid approximately
CA$3,000
per month. Either party
may
terminate the agreement (a) immediately at any time upon written notice to the other party in the event of a breach of the agreement by the other party which cannot be cured (i.e. breach of the confidentiality obligations) and or (b) at any time without cause upon not less than fifteen
(15)
days’ prior written notice to the other party. Upon expiration or termination, neither the Company nor Consultant will have any further obligations under the consulting agreement.

The Company has accrued
$18,122
to pay the Consultant for research and development projects during the three
months ended
September
30,
2016
and paid
$1,619
during the
three
months ended
September
30,
2015.
$67,161
was accrued for the
nine
months ended
September
30,
2016
and
$1,619
was paid during the
nine
months ended
September
30,
2015.

Legal Proceedings

From time to time we
may
be named in claims arising in the ordinary course of business. Currently, no legal proceedings, government actions, administrative actions, investigations or claims are pending against us or involve us that, in the opinion of our management, could reasonably be expected to have a material adverse effect on our business and financial condition.

NOTE
10
                  COMMITTMENTS AND
CONTINGENCIES

Operating Lease with Related Party

The Company paid its sole employee and officer, a related party, serving as the interim president and chief operating officer of PTI U.S.A. and a director and president and chief operating officer of PTI Canada (the “Officer/Related Party”), rent on the property which the Company is renting. The Company occupies roughly
1/3
of the total rented area and pays rent in an amount approximately to
1/3
of the monthly rent on the property. As of
December
31,
2015,
the monthly rent is
$430
per month.
As of
January
1,
2016
under the new employment agreement, we are no longer contractually obligated to pay this rent.

Employment Agreement

The Company had an employment agreement with its sole employee the Officer/Related Party which expired on
December
31,
2015.
The employment agreement indicated a salary of
$6,489
per month plus a bonus, other healthcare benefits and was granted stock options during the year ended
December
31,
2015,
the Officer/Related Party has been granted
75,000
stock options, valued at
$64,223
using the Black Scholes calculation of which
$53,519
was expensed in
2015.

Consulting Agreement

PTI Canada entered into a consulting agreement with a stockholder of the Company, (the “Consultant”) which expired on
December
31,
2015
pursuant to which the Consultant is responsible for overseeing i) design and development of enzyme-linked immunosorbent assay “(ELISA”), assays for measuring TCAP, ii) evaluation of TCAP exposure biomarker assay, iii) development of pipeline peptides, and iv) development of clinically compatible formulations for TCAP, as well as all of the bench research and development of formulation and extraction methods. As of
December
31,
2015,
the Consultant has been granted
100,000
stock options which are fully vested, except for
4,167
stock options, at an exercise price of
$1.00
exercisable over
10
year periods which ends either on
March
30,
2021
or on
March
1,
2024.
The stock options were valued at
$42,816
using the Black Scholes calculation of which
$35,680
was expensed in
2015.
The Consultant is paid approximately
CA$1,000
per month. Either party
may
terminate the agreement (a) immediately at any time upon written notice to the other party in the event of a breach of the agreement by the other party which cannot be cured (
i.e.
breach of the confidentiality obligations) and or (b) at any time without cause upon not less than fifteen
(15)
days’ prior written notice to the other party. Upon expiration or termination, neither the Company nor Consultant will have any further obligations under the consulting agreement.

The Company paid the Consultant
$10,861
and
$11,650
for research and development projects during the years ended
December
31,
2015
and
2014,
respectively.

Legal Proceedings

From time to time we
may
be named in claims arising in the ordinary course of business. Currently, no legal proceedings, government actions, administrative actions, investigations or claims are pending against us or involve us that, in the opinion of our management, could reasonably be expected to have a material adverse effect on our business and financial condition.